Cash and Cash Equivalents to Restricted Cash - Summary of Restricted Cash and Cash Equivalents (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Miscellaneous assets [abstract]
Deposit restricted for governmental project and others	₩ 16,837	₩ 19,920